THE LAZARD FUNDS, INC. (“LFI”)	LAZARD RETIREMENT SERIES, INC. (“LRS”)
Lazard Global Small Cap Equity Portfolio Lazard US Equity Focus Portfolio Lazard US Small Cap Equity Select Portfolio	Lazard Retirement Global Small Cap Equity Portfolio

Supplement to Current Summary Prospectuses and Prospectuses

Effective September 30, 2026 (the “Effective Date”), the following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus and the “Lazard Funds Summary Section—Lazard Global Small Cap Equity Portfolio—Management—Portfolio Managers/Analysts” section in the Prospectus:

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since September 2025.

Sebastien Pigeon, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, has been with the Portfolio since May 2025.

Patricia Biggers, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, has been with the Portfolio since September 2025.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since September 2025.

Alex Ingham, portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams, has been with the Portfolio since July 2012.

Jason Katz, a client portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since September 2026.

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since September 2025.

As of the Effective Date, the following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus and the “Lazard Funds Summary Section—Lazard US Equity Focus Portfolio—Management—Portfolio Managers/Analysts” section in the Prospectus:

Janice Davies, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since April 2024.

H. Ross Seiden, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, has been with the Portfolio since May 2018.

Jessica Kittay, a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since September 2022.

As of the Effective Date, the following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus and the “Lazard Funds Summary Section—Lazard US Small Cap Equity Select Portfolio—Management—Portfolio Managers/Analysts” section in the Prospectus for Lazard US Small Cap Equity Select Portfolio:

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since December 2023.

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since December 2023.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Jason Katz, a client portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since September 2026.

As of the Effective Date, the following replaces the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus and the “Lazard Retirement Series Summary Section—Lazard Retirement Global Small Cap Equity Portfolio—Management—Portfolio Managers/Analysts” section in the Prospectus:

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, will serve from inception.

Patricia Biggers, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, will serve from inception.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, will serve from inception.

Alex Ingham, portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams, will serve from inception.

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, will serve from inception.

Sebastien Pigeon, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, will serve from inception.

Jason Katz, a client portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams, has been with the Portfolio since September 2026.

As of the Effective Date, the following supersedes and replaces any contrary information in the section entitled “Lazard Funds Fund Management—Portfolio Management” in the LFI Prospectus:

Global Small Cap Equity Portfolio—Sean Gallagher, Patricia Biggers, Michael DeBernardis (each since 2025), Alex Ingham (since 2012), Scott Kolar and Sebastien Pigeon (each since 2025), and Jason Katz (since 2026)

US Equity Focus Portfolio—H. Ross Seiden (since 2018), Janice Davies (since 2024) and Jessica Kittay (since 2022)

US Small Cap Equity Select Portfolio—Scott Kolar (since 2023), Sean Gallagher (since 2023), Michael DeBernardis (since 2010) and Jason Katz (since 2026)

As of the Effective Date, the following supersedes and replaces any contrary information in the section entitled “Lazard Retirement Series Fund Management—Portfolio Management” in the LRS:

Retirement Global Small Cap Equity Portfolio—Sean Gallagher, Patricia Biggers, Michael DeBernardis, Alex Ingham, Scott Kolar, Sebastien Pigeon and Jason Katz

As of the Effective Date, the following is added to the section entitled “Lazard Funds Fund Management—Biographical Information of Portfolio Management Team” in the LFI and LRS Prospectuses:

Jason Katz, a Director of the Investment Manager, is a client portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams. He began working in the investment field upon joining the Investment Manager in 2012.

Dated: August 10, 2026